Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Logan Capital Broad Innovative Growth ETF
Shareholder Report [Line Items]
Fund Name	Logan Capital Broad Innovative Growth ETF
Class Name	Logan Capital Broad Innovative Growth ETF
Trading Symbol	LCLG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Logan Capital Broad Innovative Growth ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://logancapitalfunds.com/regulatory-info. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://logancapitalfunds.com/regulatory-info
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Logan Capital Broad Innovative Growth ETF	$49	0.91%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%
Updated Performance Information Location [Text Block]	Visit https://logancapitalfunds.com/regulatory-info for more recent performance information.
Net Assets	$ 70,220,042
Holdings Count | $ / shares	58
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$70,220,042
Number of Holdings	58
Portfolio Turnover	1%

Holdings [Text Block]

Top 10 Issuers	(%)
Netflix, Inc.	5.0%
Apple, Inc.	4.9%
MasterCard, Inc.	4.7%
Alphabet, Inc.	4.6%
Broadcom, Inc.	4.3%
Amphenol Corp.	4.3%
Amazon.com, Inc.	4.2%
KLA Corp.	4.2%
Meta Platforms, Inc.	4.2%
AppLovin Corp.	3.2%

Top Sectors	(%)
Information Technology	27.8%
Consumer Discretionary	20.7%
Communication Services	17.0%
Industrials	16.5%
Financials	6.9%
Health Care	5.8%
Materials	2.5%
Consumer Staples	1.9%
Cash & Other	0.9%

Updated Prospectus Web Address	https://logancapitalfunds.com/regulatory-info